CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 22,009	$ 19,664	$ 40,830	$ 64,221
Accounts receivable - affiliates	32,481	40,817
Accounts receivable	1,308	1,423
Prepaids and other current assets	2,391	1,793
Total current assets	58,189	63,697
Property, plant and equipment, net	680,778	684,488
Other non-current assets	30	30
Total assets	738,997	748,215
Current liabilities:
Accounts payable - affiliates	5,368	8,352
Accounts payable and accrued liabilities	25,989	19,794
Deferred revenue	843	1,438
Total current liabilities	32,200	29,584
Long-term debt	539,456	548,793
Other long-term liabilities	2,003	2,078
Total liabilities	573,659	580,455
Commitments and contingencies (Note 8)
Net Investment - Predecessor	10,517	10,665
Equity:
Total PBF Logistics LP equity	(5,587)	(4,143)
Noncontrolling interest	170,925	171,903
Total equity	165,338	167,760		163,090
Total liabilities and equity	738,997	748,215
Common Units [Member]
Equity:
Total PBF Logistics LP equity	(19,063)	(17,544)
Subordinated Units [Member] | PBF LLC [Member]
Equity:
Total equity			1,687	1,266
Subordinated Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Equity:
Total equity			(274,570)	$ (276,083)
Incentive Distribution Rights [Member]
Equity:
Total PBF Logistics LP equity		2,736
Incentive Distribution Rights [Member] | PBF LLC [Member]
Equity:
Total PBF Logistics LP equity	2,959	2,736
Total equity			$ 180,056
Predecessor [Member]
Current liabilities:
Net Investment - Predecessor	$ 10,517	$ 10,665